November 25, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-187847

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s Pre-Effective Amendment No. 4 to the registration statement on Form N-2 (“PEA 4”), relating to the Fund’s establishment as a registered investment company.

The sole purpose of this filing is to implement the request from the SEC staff to delete the last two sentences from footnote 1 under the “Calculation of Registration Fee under the Securities Act of 1933” on the facing page of the Fund’s Pre-Effective Amendment No. 3 to the registration statement on Form N-2 filed on November 22, 2013.

* * *

Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Kenneth E. Steben
Steben Select Multi-Strategy Fund
George J. Zornada
K&L Gates LLP